Real Estate and Other Assets Acquired in Settlement of Loans	12 Months Ended
Dec. 31, 2013
Real Estate and Other Assets Acquired in Settlement of Loans
Real Estate and Other Assets Acquired in Settlement of Loans

(3)               Real Estate  and Other Assets Acquired in Settlement of Loans

(in thousands)	2013	2012
Commercial	$0	$329
Real estate construction - residential	114	112
Real estate construction - commercial	10,020	13,392
Real estate mortgage - residential	830	1,227
Real estate mortgage - commercial	8,537	14,201
Repossessed assets	41	468
Total	$19,542	$29,729
Less valuation allowance for other real estate owned	(4,675)	(6,137)
Total other real estate owned and foreclosed assets	$14,867	$23,592

Changes in the net carrying amount of other real estate owned and repossessed assets for the years ended December 31, 2011 2012, and 2013, respectively, were as follows:

Balance at December 31, 2011	$22,997
Additions	16,869
Proceeds from sales	(8,571)
Charge-offs against the valuation allowance for other real estate owned	(1,553)
Repossessed assets impairment write-downs	(330)
Net gain on sales	317
Balance at December 31, 2012	$29,729
Additions	4,613
Proceeds from sales	(9,641)
Charge-offs against the valuation allowance for other real estate owned, net	(4,829)
Repossessed assets impairment write-downs	(189)
Net loss on sales	(141)
Total other real estate owned and repossessed assets	$19,542
Less valuation allowance for other real estate owned	(4,675)
Balance at December 31, 2013	$14,867

During the years ended December 31, 2013 and 2012, net charge-offs against the allowance for loan losses at the time of foreclosure were approximately $800,000 and $6.7 million, respectively.

Activity in the valuation allowance for other real estate owned in settlement of loans for the years ended December 31, 2013, 2012 and 2011, respectively, is summarized as follows:

(in thousands)	2013	2012	2011
Balance, beginning of year	$6,137	$6,977	$6,158
Provision for other real estate owned	3,367	713	1,252
Charge-offs	(4,829)	(1,553)	(433)
Balance, end of year	$4,675	$6,137	$6,977